Statutory Prospectus Supplement dated September 27, 2019

The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for Class A, C, R and Y shares of the Fund listed below:

Invesco Oppenheimer International Bond Fund

This supplement amends the Statutory Prospectus of the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Statutory Prospectus and retain it for future reference.

The following information replaces in its entirety the section titled “Exclusion of Adviser from Commodity Pool Operator Definition” appearing under the heading “Fund Management” in the prospectus:

“Regulation under the Commodity Exchange Act

The Adviser is registered as a “commodity pool operator” (CPO) under the Commodity Exchange Act and the rules of the CFTC and is subject to CFTC regulation with respect to the Fund. The CFTC has adopted rules regarding the disclosure, reporting and recordkeeping requirements that apply with respect to the Fund as a result of the Adviser’s registration as a CPO. Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on the Adviser’s compliance with comparable SEC requirements. This means that for most of the CFTC’s disclosure and shareholder reporting requirements applicable to the Adviser as the Fund’s CPO, the Adviser’s compliance with SEC disclosure and shareholder reporting requirements will be deemed to fulfill the Adviser’s CFTC compliance obligations. However, as a result of CFTC regulation with respect to the Fund, the Fund may incur additional compliance and other expenses. The Adviser is also registered as a “commodity trading advisor” (CTA) but, with respect to the Fund, relies on an exemption from CTA regulation available for a CTA that also serves as the Fund’s CPO.”

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Statutory Prospectus Supplement dated September 27, 2019

The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares of the Funds listed below:

Invesco Oppenheimer Global Strategic Income Fund

Invesco Oppenheimer International Bond Fund

This supplement amends the Statutory Prospectus of the above referenced funds (the “Funds”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Statutory Prospectus and retain it for future reference.

The following information replaces in its entirety the section titled “Exclusion of Adviser from Commodity Pool Operator Definition” appearing under the heading “Fund Management” in the prospectus:

“Exclusion of Adviser from Commodity Pool Operator Definition

Invesco Oppenheimer Global Strategic Income Fund

With respect to the Fund, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, the Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC with respect to the Fund.

The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards. The Fund is permitted to invest in these instruments as further described in the Fund’s SAI. However, the Fund is not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Fund, its investment strategies or this prospectus.

Regulation under the Commodity Exchange Act

Invesco Oppenheimer International Bond Fund

The Adviser is registered as a “commodity pool operator” (CPO) under the Commodity Exchange Act and the rules of the CFTC and is subject to CFTC regulation with respect to the Fund. The CFTC has adopted rules regarding the disclosure, reporting and recordkeeping requirements that apply with respect to the Fund as a result of the Adviser’s registration as a CPO. Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on the Adviser’s compliance with comparable SEC requirements. This means that for most of the CFTC’s disclosure and shareholder reporting requirements applicable to the Adviser as the Fund’s CPO, the Adviser’s compliance with SEC disclosure and shareholder reporting requirements will be deemed to fulfill the Adviser’s CFTC compliance obligations. However, as a result of CFTC regulation with respect to the Fund, the Fund may incur additional compliance and other expenses. The Adviser is also registered as a “commodity trading advisor” (CTA) but, with respect to the Fund, relies on an exemption from CTA regulation available for a CTA that also serves as the Fund’s CPO.”

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Statement of Additional Information Supplement dated September 27, 2019

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, C, R, R5, R6 and Y shares of the Funds listed below:

Invesco Oppenheimer Global Strategic Income Fund

Invesco Oppenheimer International Bond Fund

This supplement amends the Statement of Additional Information of the above referenced funds (the “Funds”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Statement of Additional Information and retain it for future reference.

The following information replaces in its entirety the information appearing under the heading “Description of the Funds and Their Investments and Risks – Investment Strategies and Risks – Derivatives - Commodity Exchange Act (CEA) Regulation and Exclusions” in the Statement of Additional Information:

“For Invesco Oppenheimer International Bond Fund:

The Adviser is registered as a “commodity pool operator” (CPO) under the CEA and the rules of the CFTC and is subject to CFTC regulation with respect to the Fund. The CFTC has adopted rules regarding the disclosure, reporting and recordkeeping requirements that apply with respect to the Fund as a result of Invesco’s registration as a CPO. Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on Invesco’s compliance with comparable SEC requirements. This means that for most of the CFTC’s disclosure and shareholder reporting requirements applicable to Invesco as the Fund’s CPO, Invesco’s compliance with SEC disclosure and shareholder reporting requirements will be deemed to fulfill Invesco’s CFTC compliance obligations. However, as a result of CFTC regulation with respect to the Fund, the Fund may incur additional compliance and other expenses. Invesco is also registered as a “commodity trading advisor” (CTA) but, with respect to the Fund, relies on an exemption from CTA regulation available for a CTA that also serves as a fund’s CPO. The CFTC has neither reviewed nor approved the Fund, its investment strategies, its prospectus or this SAI.

For Invesco Oppenheimer Global Strategic Income Fund:

With respect to the Fund, Invesco has claimed an exclusion from the definition of CPO under the CEA and the rules of the CFTC and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, Invesco is relying upon a related exclusion from the definition of CTA under the CEA and the rules of the CFTC with respect to the Fund.

The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards, as further described below. Because Invesco and the Fund intend to comply with the terms of the CPO exclusion, the Fund may, in the future, need to adjust its investment strategies, consistent with its investment objective, to limit its investments in these types of instruments. The Fund is not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved Invesco’s reliance on these exclusions, or the Fund, its investment strategies, its prospectus or this SAI.

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Generally, the exclusion from CPO regulation on which Invesco relies requires the Fund to meet one of the following tests for its commodity interest positions, other than positions entered into for bona fide hedging purposes (as defined in the rules of the CFTC): either (1) the aggregate initial margin and premiums required to establish the Fund’s position in commodity interests may not exceed 5% of the liquidation value of the Fund’s portfolio (after taking into account unrealized profits and unrealized losses on any such positions); or (2) the aggregate net notional value of the Fund’s commodity interest positions, determined at the time the most recent such position was established, may not exceed 100% of the liquidation value of the Fund’s portfolio (after taking into account unrealized profits and unrealized losses on any such positions). In addition to meeting one of these trading limitations, the Fund may not market itself as a commodity pool or otherwise as a vehicle for trading in the commodity futures, commodity options or swaps markets. If, in the future, the Fund can no longer satisfy these requirements, Invesco would withdraw its notice claiming an exclusion from the definition of a CPO, and Invesco would be subject to registration and regulation as a CPO with respect to the Fund in accordance with the CFTC rules that allow for substituted compliance with CFTC disclosure and shareholder reporting requirements based on Invesco’s compliance with comparable SEC requirements. However, as a result of CFTC regulation with respect to the Fund, the Fund may incur additional compliance and other expenses.”

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